Gradison-McDonald Cash Reserves Trust -Rule 497(j) certification.
1933 Act File No. 2-55297

Regarding the form of prospectus and statement of additional information for the Gradison-McDonald Cash Reserves Trust which would be filed under Rule 497(c) under the Securities Act of l933, the form of such document would not have differed from that contained in the most recent Post effective amendment to the Registrant's registration statement, Post Effective amendment 40 to the Registration Statement under the Securities Act of l933, filed electronically on January 29, l998.

|S| Bradley E. Turner *
    Bradley E. Turner
President, Gradison-McDonald Cash Reserves Trust
February 2, l998.

*by : |S| Richard M. Wachterman
          Richard M. Wachterman
          Power of Attorney